Accrued Liabilities	9 Months Ended
Sep. 30, 2024
Accrued Liabilities
Accrued Liabilities

Note 8 - Accrued Liabilities

The following table presents details of accrued liabilities as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Compensation and related expenses	$2,131	$1,566
Research and development expenses	576	1,191
Other	203	291
Total accrued liabilities	$2,910	$3,048